Debt (Details) - Schedule of Short-Term and Long-Term Portion - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Short-Term [Member]
Debt (Details) - Schedule of Short-Term and Long-Term Portion [Line Items]
Principal		$ 31,975
Unamortized discount	316
Net carrying amount	316
Long-Term [Member]
Debt (Details) - Schedule of Short-Term and Long-Term Portion [Line Items]
Principal	18,509
Unamortized discount	298
Net carrying amount	18,807
Notes Payable, Net [Member]
Debt (Details) - Schedule of Short-Term and Long-Term Portion [Line Items]
Principal	18,509	$ 31,975
Unamortized discount	614
Net carrying amount	$ 19,123